Goodwill, net (Tables)	6 Months Ended
Jun. 30, 2023
Goodwill, net
Schedule of Goodwill, net

Amount
RMB
Balance as of January 1, 2022	—
Additions	454
Balance as of December 31, 2022	454
Additions	—
Balance as of June 30, 2023	454